Schedule of Investments (unaudited) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/20)(a)	$10,280	$10,470,340
5.38%, 01/15/24 (Call 01/15/20)	8,197	8,400,828
5.75%, 02/01/26 (Call 02/01/21)(a)	15,809	16,812,081
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(b)	10,095	10,183,331
5.00%, 08/15/27 (Call 08/15/22)(b)	15,895	16,610,275
5.63%, 02/15/24 (Call 02/15/20)(a)	9,394	9,642,377
5.88%, 03/15/25 (Call 09/15/20)(a)	8,215	8,470,564

		80,589,796

Aerospace & Defense — 2.9%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	26,454	28,836,183
5.40%, 04/15/21 (Call 01/15/21)(a)	25,010	25,769,994
5.87%, 02/23/22(a)	12,971	13,831,794
6.15%, 08/15/20(a)	4,570	4,690,914
BBA U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(b)	11,726	11,795,172
5.38%, 05/01/26 (Call 05/01/21)(b)	3,649	3,836,851
Bombardier Inc.
5.75%, 03/15/22(a)(b)	9,574	9,747,529
6.00%, 10/15/22 (Call 04/15/20)(a)(b)	27,189	27,310,671
6.13%, 01/15/23(a)(b)	25,316	25,668,146
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	21,448	22,048,021
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	33,582	34,085,730
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	44,380	44,594,799
8.75%, 12/01/21(a)(b)	22,070	23,918,362
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	8,001	8,321,040
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(b)	54,358	54,358,000
6.25%, 03/15/26 (Call 03/15/22)(b)	91,388	98,242,100
6.38%, 06/15/26 (Call 06/15/21)(a)	19,783	20,794,703
6.50%, 07/15/24 (Call 07/15/20)(a)	26,778	27,634,339
6.50%, 05/15/25 (Call 05/15/20)(a)	17,377	18,068,460
7.50%, 03/15/27 (Call 03/15/22)	11,445	12,414,248
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(a)	9,387	9,991,288
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/20)(a)(b)	5,561	5,840,788
7.75%, 08/15/25 (Call 08/15/20)(a)	10,822	11,308,990

		543,108,122

Agriculture — 0.4%
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/30/22)(b)	15,460	16,260,055
7.00%, 01/15/26 (Call 01/15/22)(a)(b)	22,945	24,873,814
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)(b)	19,322	18,416,281
10.50%, 11/01/26 (Call 11/01/21)(b)	9,986	10,249,331

		69,799,481

Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(a)(b)	7,054	7,525,736
American Airlines Group Inc., 5.00%, 06/01/22(a)(b)	16,312	17,063,168
United Airlines Holdings Inc., 4.25%, 10/01/22(a)	7,053	7,282,222

		31,871,126

Security	Par (000)	Value

Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	$18,725	$19,738,090
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	22,250	23,641,515

		43,379,605

Auto Manufacturers — 0.9%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	7,640	7,871,928
5.00%, 10/01/24 (Call 10/01/20)(b)	21,951	22,499,775
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	10,253	11,093,555
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(a)	31,725	34,068,843
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	9,444	8,064,782
5.63%, 02/01/23 (Call 02/01/20)(b)	12,447	12,542,131
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)(b)	24,887	25,644,364
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	42,083	40,420,385

		162,205,763

Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	19,349	16,567,530
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)(b)	15,703	16,742,764
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)	15,266	15,564,708
6.25%, 03/15/26 (Call 03/15/21)(a)	8,254	8,297,334
6.50%, 04/01/27 (Call 04/01/22)(a)	13,001	13,095,025
6.63%, 10/15/22 (Call 10/15/20)	11,112	11,270,247
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	10,219	10,704,403
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)(a)	7,940	8,186,471
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(a)	15,719	15,994,082
5.00%, 05/31/26 (Call 05/31/21)(a)	19,988	20,667,958
5.13%, 11/15/23 (Call 11/15/20)(a)	22,044	22,295,440
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	21,694	23,077,079
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	43,847	44,919,686

		227,382,727

Banks — 1.2%
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(c)	954	952,808
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)(a)	8,934	9,116,774
4.75%, 02/16/24 (Call 11/16/23)(a)	10,877	11,607,782
5.00%, 08/15/22	23,092	24,548,653
5.00%, 08/01/23(a)	15,668	16,898,585
5.25%, 03/07/25 (Call 12/07/24)	11,222	12,344,200
6.13%, 03/09/28	10,382	12,174,193
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(a)(c)	33,299	31,249,040
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(c)	21,772	19,814,447
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(a)(c)(d)	14,233	14,464,524
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)(b)	9,228	9,072,278
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	15,527	15,423,486
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	44,279	46,003,401

		223,670,171

Building Materials — 0.8%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/20)(a)(b)	10,931	11,386,459

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	$6,404	$6,941,296
Griffon Corp., 5.25%, 03/01/22 (Call 03/01/20)(a)	23,113	23,291,162
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	21,922	22,648,166
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	10,345	10,758,800
5.38%, 11/15/24 (Call 11/15/20)(b)	23,682	24,374,698
5.50%, 02/15/23 (Call 02/15/20)(a)(b)	13,142	13,416,339
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	24,276	25,398,765
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/20)	11,629	11,839,049

		150,054,734

Chemicals — 1.4%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(a)	21,275	22,356,478
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	12,964	14,099,646
10.00%, 10/15/25 (Call 10/15/20)	8,783	9,793,045
CF Industries Inc., 3.45%, 06/01/23	12,804	13,126,387
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(a)	11,101	9,278,585
6.63%, 05/15/23 (Call 05/15/20)	21,919	21,695,426
7.00%, 05/15/25 (Call 05/15/20)(a)	16,257	15,119,010
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	21,958	22,169,950
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	10,658	10,748,759
5.25%, 08/01/23 (Call 08/01/20)(b)	10,186	10,289,275
5.25%, 06/01/27 (Call 03/03/27)(b)	25,171	25,518,045
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(b)	11,065	11,466,865
6.63%, 04/15/23 (Call 04/15/20)(a)(b)	1,437	1,500,584
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	13,948	13,878,260
5.13%, 09/15/27 (Call 03/15/22)(a)	10,182	10,602,644
5.63%, 08/01/29 (Call 08/01/24)	16,570	17,289,213
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	10,352	10,260,496
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	13,922	14,046,602
WR Grace & Co.-Conn, 5.13%, 10/01/21(b)	13,287	13,814,328

		267,053,598

Coal — 0.1%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/20)(b)	6,587	6,439,402
6.38%, 03/31/25 (Call 03/31/20)(b)	7,361	6,606,497

		13,045,899

Commercial Services — 3.5%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/20)	2,580	2,621,925
5.75%, 07/15/27 (Call 06/15/22)(a)(b)	9,369	9,684,454
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	27,660	28,999,850
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/20)(a)(b)	18,531	18,808,965
6.00%, 01/15/28 (Call 01/15/23)(b)	18,521	18,405,244
6.25%, 10/15/22 (Call 10/15/20)	10,992	11,106,815
7.13%, 08/01/26 (Call 08/01/22)(a)(b)	9,765	10,415,899
7.63%, 06/01/22 (Call 06/01/20)(a)(b)	7,468	7,752,328
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/20)(a)(b)	21,954	22,740,282

Security	Par (000)	Value

Commercial Services (continued)
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(a)(b)	$36,515	$32,954,787
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/25 (Call 02/01/20)(a)(b)	12,138	12,189,208
5.50%, 10/01/21 (Call 12/30/19)(b)	11,373	11,401,432
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 12/30/19)(a)	798	799,771
5.00%, 04/15/22 (Call 04/15/20)(b)	54,024	54,327,885
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)	17,569	18,126,816
5.75%, 04/15/26(a)(b)	29,760	31,084,915
9.25%, 05/15/23 (Call 05/15/20)(a)(b)	22,971	24,157,836
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	27,913	30,488,410
8.25%, 11/15/26 (Call 11/15/21)(a)(b)	35,144	39,439,503
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(a)	10,727	11,139,319
5.13%, 06/01/29 (Call 06/01/24)	18,353	19,603,298
5.38%, 05/15/24 (Call 05/15/20)(a)	14,780	15,234,716
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)(b)	16,748	17,370,356
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	6,450	6,522,562
4.63%, 10/15/25 (Call 10/15/20)(a)	16,915	17,416,107
4.88%, 01/15/28 (Call 01/15/23)(a)	38,991	40,682,430
5.25%, 01/15/30 (Call 01/15/25)(a)	15,949	16,947,682
5.50%, 07/15/25 (Call 07/15/20)(a)	17,888	18,641,253
5.50%, 05/15/27 (Call 05/15/22)(a)	22,327	23,837,562
5.88%, 09/15/26 (Call 09/15/21)(a)	21,442	22,962,386
6.50%, 12/15/26 (Call 12/15/21)(a)	24,580	26,822,925
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	24,430	26,226,624

		648,913,545

Computers — 1.4%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	32,966	30,835,572
Dell Inc., 4.63%, 04/01/21	6,953	7,135,516
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/20)(b)	22,620	22,991,816
7.13%, 06/15/24 (Call 06/15/20)(a)(b)	29,935	31,656,263
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(a)	23,989	24,087,955
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	17,988	6,447,574
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/20)(b)	18,755	14,136,581
9.25%, 03/01/21 (Call 03/01/20)(a)(b)	12,383	11,536,312
NCR Corp.
5.00%, 07/15/22 (Call 07/15/20)(a)	11,454	11,570,751
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	11,079	11,452,916
5.88%, 12/15/21 (Call 12/15/19)(a)	6,504	6,516,602
6.13%, 09/01/29 (Call 09/01/24)(b)	11,518	12,146,134
6.38%, 12/15/23 (Call 12/15/19)(a)	13,160	13,494,738
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	52,557	54,238,824

		258,247,554

Cosmetics & Personal Care — 0.3%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)(b)	9,068	9,424,243

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(a)(b)	$9,238	$9,637,543
Avon Products Inc., 7.00%, 03/15/23	11,683	12,610,338
Edgewell Personal Care Co.
4.70%, 05/19/21(a)	11,949	12,211,878
4.70%, 05/24/22(a)	9,642	9,955,365

		53,839,367

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(b)	9,268	9,279,585
5.88%, 05/15/26 (Call 05/15/21)(b)	7,429	7,884,026
Anixter Inc., 5.13%, 10/01/21(a)	9,931	10,332,130
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(b)	22,035	23,487,878
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(b)	10,971	11,057,451
9.00%, 11/15/26 (Call 11/15/22)(b)	22,355	22,580,786
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	11,871	11,665,632

		96,287,488

Diversified Financial Services — 3.2%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)(c)	12,691	13,351,884
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	22,080	23,418,600
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	23,382	24,580,328
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	5,296	5,503,444
4.13%, 02/13/22	1,428	1,468,392
4.25%, 04/15/21	2,539	2,605,522
4.63%, 05/19/22	1,672	1,748,035
4.63%, 03/30/25	1,989	2,148,120
5.13%, 09/30/24	13,645	15,009,500
5.75%, 11/20/25 (Call 10/20/25)(a)	21,908	24,208,340
7.50%, 09/15/20	2,736	2,846,260
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/22)(b)	7,327	7,436,905
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(a)(b)	21,944	23,480,080
9.13%, 07/15/26 (Call 07/15/21)(a)(b)	16,877	18,722,922
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 12/30/19)(a)	9,294	9,334,133
Navient Corp.
5.00%, 10/26/20(a)	2,870	2,925,606
5.50%, 01/25/23	21,391	22,581,499
5.88%, 03/25/21	12,048	12,506,005
5.88%, 10/25/24(a)	11,777	12,567,040
6.13%, 03/25/24(a)	18,933	20,258,310
6.50%, 06/15/22	21,145	22,889,463
6.63%, 07/26/21	14,408	15,290,634
6.75%, 06/25/25(a)	9,788	10,588,720
6.75%, 06/15/26(a)	12,387	13,247,277
7.25%, 01/25/22(a)	14,714	15,994,577
7.25%, 09/25/23	9,411	10,502,323
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)(b)	22,696	23,593,173
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	28,672	29,779,456
Springleaf Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	11,351	11,688,692
5.63%, 03/15/23(a)	20,122	21,584,439

Security	Par (000)	Value

Diversified Financial Services (continued)
6.13%, 05/15/22(a)	$21,520	$23,212,010
6.13%, 03/15/24 (Call 09/15/23)(a)	28,702	31,406,015
6.63%, 01/15/28 (Call 07/15/27)(a)	18,401	20,348,439
6.88%, 03/15/25(a)	29,210	33,431,721
7.13%, 03/15/26(a)	35,188	40,554,170
7.75%, 10/01/21(a)	15,330	16,735,251
8.25%, 12/15/20(a)	17,696	18,742,276

		606,289,561

Electric — 2.6%
AES Corp./VA
4.00%, 03/15/21(a)	9,073	9,205,693
4.50%, 03/15/23 (Call 03/15/20)(a)	10,771	11,030,177
4.88%, 05/15/23 (Call 05/15/20)(a)	13,372	13,597,653
5.13%, 09/01/27 (Call 09/01/22)(a)	9,287	9,924,320
5.50%, 04/15/25 (Call 04/15/20)(a)	11,591	11,996,105
6.00%, 05/15/26 (Call 05/15/21)(a)	9,217	9,850,484
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	26,267	27,432,370
5.38%, 01/15/23 (Call 10/15/20)	26,846	27,215,133
5.50%, 02/01/24 (Call 02/01/20)	15,502	15,724,841
5.75%, 01/15/25 (Call 10/15/20)(a)	27,622	28,329,065
5.88%, 01/15/24 (Call 11/01/20)(a)(b)	9,545	9,718,998
6.00%, 01/15/22 (Call 11/01/20)(b)	13,375	13,396,484
Clearway Energy Operating LLC
5.38%, 08/15/24 (Call 08/15/20)(a)	9,620	9,870,521
5.75%, 10/15/25 (Call 10/15/21)(a)	11,729	12,368,876
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	12,446	12,352,655
4.25%, 07/15/24 (Call 04/15/24)(b)	15,189	15,660,618
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	11,669	11,982,604
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	11,167	11,419,421
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	16,612	17,746,289
5.75%, 01/15/28 (Call 01/15/23)(a)	17,172	18,584,397
6.63%, 01/15/27 (Call 07/15/21)(a)	26,498	28,664,688
7.25%, 05/15/26 (Call 05/15/21)(a)	23,111	25,277,194
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)(a)	12,614	9,523,570
6.63%, 01/15/28 (Call 01/15/23)(b)	8,597	8,412,165
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	14,686	15,047,643
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	15,719	13,350,252
Vistra Energy Corp., 5.88%, 06/01/23 (Call 06/01/20)(a)	8,643	8,835,667
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	31,968	33,154,812
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	19,717	20,742,383
5.63%, 02/15/27 (Call 02/15/22)(b)	29,457	30,886,893

		491,301,971

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	14,409	14,958,343
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	11,207	11,980,227
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	15,049	16,871,341

		43,809,911

Electronics — 0.8%
ADT Security Corp. (The)
3.50%, 07/15/22	19,903	20,201,545
4.13%, 06/15/23(a)	15,265	15,673,339
6.25%, 10/15/21(a)	20,400	21,617,880

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/20)(a)	$10,663	$9,463,413
7.88%, 12/01/22 (Call 12/01/19)(a)	21,157	20,958,653
8.75%, 12/01/20 (Call 12/30/19)	7,761	7,596,079
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	8,940	9,484,222
5.00%, 10/01/25(a)(b)	16,466	17,834,736
5.63%, 11/01/24(a)(b)	7,081	7,784,121
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(b)	10,567	10,580,209

		141,194,197

Energy – Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	9,837	10,037,839
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	17,404	17,580,760
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	14,956	15,544,968

		43,163,567

Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(a)	22,523	24,135,917
5.88%, 10/15/24 (Call 07/15/24)(a)	17,117	18,737,766
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	21,939	21,409,722

		64,283,405

Entertainment — 2.5%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	13,169	12,181,062
5.88%, 11/15/26 (Call 11/15/21)(a)	12,653	11,280,940
6.13%, 05/15/27 (Call 05/15/22)(a)	11,945	10,750,500
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	41,086	42,502,234
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)(b)	11,378	12,180,386
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)(a)	10,883	11,611,772
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	11,679	12,129,809
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	13,940	14,867,707
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/20)	16,688	16,974,825
5.13%, 12/15/22 (Call 12/15/19)(a)	6,638	6,713,715
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)(a)	21,044	22,189,206
6.00%, 09/15/26 (Call 09/15/21)	13,788	15,214,509
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)(b)	32,648	34,457,333
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	15,819	17,742,986
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	23,588	26,445,686
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(a)(b)	10,978	10,580,780
6.38%, 02/01/24 (Call 02/01/21)(a)(b)	11,706	11,471,880
Live Nation Entertainment Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)(b)	18,522	19,106,778
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	28,781	29,993,434
7.00%, 05/15/28 (Call 05/15/23)(b)	12,522	13,051,055
7.25%, 11/15/29 (Call 11/15/24)(b)	6,500	6,792,500
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	24,591	26,622,217
10.00%, 12/01/22 (Call 12/01/19)	21,198	21,775,646

Security	Par (000)	Value

Entertainment (continued)
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/20)(a)(b)	$20,117	$20,853,576
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	9,577	10,030,710
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	24,845	26,944,030

		464,465,276

Environmental Control — 0.3%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/20)(a)	9,663	9,966,805
5.88%, 07/01/25 (Call 07/01/20)(a)	7,410	7,771,238
6.00%, 01/01/27 (Call 01/01/22)(a)	8,006	8,386,285
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(a)(b)	8,224	8,284,395
7.00%, 06/01/26 (Call 06/01/21)(a)(b)	9,251	9,420,601
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	13,689	14,618,712

		58,448,036

Food — 2.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/22)(b)	10,117	9,991,549
5.75%, 03/15/25 (Call 09/15/20)	27,172	27,892,544
5.88%, 02/15/28 (Call 08/15/22)(b)	17,678	18,516,324
6.63%, 06/15/24 (Call 06/15/20)	26,041	27,199,658
7.50%, 03/15/26 (Call 03/15/22)(b)	13,825	15,338,344
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)(a)	21,562	21,812,928
5.25%, 09/15/27 (Call 03/01/22)	13,030	12,771,437
JBS Investments GmbH, 6.25%, 02/05/23 (Call 02/05/20)(b)	9,045	9,169,143
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)(b)	23,924	24,865,034
5.88%, 07/15/24 (Call 07/15/20)(a)(b)	20,233	20,843,531
6.75%, 02/15/28 (Call 02/15/23)(b)	20,284	22,335,219
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	25,693	27,450,563
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	30,042	33,370,353
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	16,020	16,947,826
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	16,215	17,174,388
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(b)	22,270	23,129,288
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	19,225	20,825,289
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(b)	38,254	40,123,511
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	22,475	23,621,225
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	17,053	17,932,154
5.63%, 01/15/28 (Call 12/01/22)(b)	22,648	24,245,431
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	27,355	29,278,193

		484,833,932

Food Service — 0.4%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(a)	9,321	9,644,998
5.00%, 04/01/25 (Call 04/01/20)(a)(b)	13,949	14,550,551
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	27,742	29,163,777
5.13%, 01/15/24 (Call 01/15/20)(a)	19,361	19,963,005

		73,322,331

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	$16,490	$17,624,594
5.63%, 05/20/24 (Call 03/20/24)	12,357	13,191,097
5.75%, 05/20/27 (Call 02/20/27)(a)	12,865	14,030,891
5.88%, 08/20/26 (Call 05/20/26)	13,305	14,593,922

		59,440,504

Hand & Machine Tools — 0.1%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)(b)	11,263	11,954,267
6.38%, 02/15/26 (Call 02/15/22)(a)(b)	7,266	7,848,188

		19,802,455

Health Care – Products — 0.8%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(b)	34,676	37,120,793
9.00%, 10/01/25 (Call 10/01/20)(b)	44,455	49,722,918
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)(b)	20,239	20,846,170
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	7,386	7,789,152
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 12/30/19)(a)(b)	30,852	30,485,633
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	1,131	1,201,642
4.88%, 06/01/26 (Call 06/01/21)(a)	6,752	7,072,720

		154,239,028

Health Care – Services — 6.8%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 02/15/20)	14,289	14,566,742
Centene Corp.
4.25%, 12/15/27 (Call 12/15/22)(b)	13,856	14,254,360
4.63%, 12/15/29 (Call 12/15/24)(b)	13,201	13,844,549
4.75%, 05/15/22 (Call 05/15/20)	22,548	23,018,338
4.75%, 01/15/25 (Call 01/15/20)(a)	26,404	27,430,588
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	39,453	41,925,756
6.13%, 02/15/24 (Call 02/15/20)	18,879	19,645,959
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	8,784	8,881,447
5.50%, 04/01/26 (Call 04/01/21)(a)(b)	544	580,153
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/20)(a)	19,978	19,909,326
6.25%, 03/31/23 (Call 03/31/20)	69,879	69,180,210
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	36,993	18,496,500
8.00%, 03/15/26 (Call 03/15/22)(b)	36,443	36,397,446
8.00%, 12/15/27 (Call 12/15/22)(a)(b)	15,228	14,923,440
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	26,967	21,060,744
8.63%, 01/15/24 (Call 01/15/21)(a)(b)	23,266	23,966,888
9.88%, 06/30/23 (Call 06/30/20)(a)(b)(e)	38,110	32,060,038
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(a)	33,235	34,223,276
5.13%, 07/15/24 (Call 07/15/20)(a)	40,134	41,201,007
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(a)	9,917	10,163,448
4.75%, 02/01/30 (Call 02/01/25)(a)	10,368	10,717,713
5.75%, 11/01/24 (Call 11/01/20)(a)	12,136	12,304,767
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	26,051	10,615,783
HCA Healthcare Inc., 6.25%, 02/15/21(a)	17,747	18,586,021
HCA Inc.
5.38%, 02/01/25(a)	58,064	64,198,299

Security	Par (000)	Value

Health Care – Services (continued)
5.38%, 09/01/26 (Call 03/01/26)(a)	$22,738	$25,146,807
5.63%, 09/01/28 (Call 03/01/28)(a)	33,055	37,397,601
5.88%, 05/01/23(a)	25,185	27,795,695
5.88%, 02/15/26 (Call 08/15/25)(a)	31,688	35,886,660
5.88%, 02/01/29 (Call 08/01/28)(a)	23,857	27,167,159
7.50%, 02/15/22(a)	40,973	45,369,403
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/19)(a)(b)	14,505	14,837,246
6.25%, 01/15/27 (Call 01/15/22)(b)	23,841	24,377,423
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(a)	13,343	14,124,518
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/20)(a)(b)	17,617	18,762,105
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	33,462	36,879,307
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)(a)	41,837	43,107,364
4.63%, 09/01/24 (Call 09/01/21)(b)	11,813	12,234,503
4.88%, 01/01/26 (Call 03/01/22)(b)	42,979	44,644,436
5.13%, 05/01/25 (Call 05/01/20)	31,486	32,406,966
5.13%, 11/01/27 (Call 11/01/22)(b)	33,956	35,526,465
6.25%, 02/01/27 (Call 02/01/22)(b)	33,639	36,070,820
6.75%, 06/15/23	40,586	43,985,077
7.00%, 08/01/25 (Call 08/01/20)(a)	10,536	11,073,336
8.13%, 04/01/22(a)	62,518	68,447,438
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	26,937	28,182,836
5.38%, 08/15/26 (Call 08/15/21)(b)	16,033	17,123,577

		1,282,699,540

Holding Companies – Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(a)(b)	11,417	11,673,883
5.88%, 02/01/22 (Call 02/01/20)	25,054	25,190,231
6.25%, 02/01/22 (Call 02/01/20)(a)	24,225	24,773,849
6.25%, 05/15/26 (Call 05/15/22)	29,058	30,910,447
6.38%, 12/15/25 (Call 12/15/20)(a)	16,639	17,564,544
6.75%, 02/01/24 (Call 02/01/20)(a)	10,841	11,283,110

		121,396,064

Home Builders — 1.5%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/22)(a)	3,121	3,066,383
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/20)(a)(b)	10,790	10,975,453
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	13,726	14,339,381
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/20)(b)	6,897	5,838,742
10.50%, 07/15/24 (Call 07/15/20)(b)	7,178	5,114,325
KB Home, 7.00%, 12/15/21 (Call 09/15/21)(a)	8,427	9,059,446
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	11,462	11,771,474
4.50%, 04/30/24 (Call 01/30/24)(a)	13,592	14,416,763
4.75%, 04/01/21 (Call 02/01/21)	9,116	9,338,430
4.75%, 11/15/22 (Call 08/15/22)(a)	12,967	13,656,974
4.75%, 05/30/25 (Call 02/28/25)(a)	11,335	12,146,019
4.75%, 11/29/27 (Call 05/29/27)(a)	20,670	22,340,824
4.88%, 12/15/23 (Call 09/15/23)(a)	6,993	7,476,391
5.88%, 11/15/24 (Call 05/15/24)(a)	7,790	8,683,416

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	$8,613	$9,644,837
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	6,985	7,135,177
5.00%, 01/15/27 (Call 10/15/26)(a)	14,281	15,590,836
5.50%, 03/01/26 (Call 12/01/25)(a)	14,736	16,421,430
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(b)	9,641	10,356,430
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	10,926	11,812,099
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	9,796	9,673,550
4.35%, 02/15/28 (Call 11/15/27)(a)	9,271	9,621,973
4.38%, 04/15/23 (Call 01/15/23)(a)	7,258	7,590,961
4.88%, 03/15/27 (Call 12/15/26)(a)	10,633	11,506,235
5.88%, 02/15/22 (Call 11/15/21)(a)	7,625	8,103,151
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(a)	8,627	9,309,072
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)	9,477	9,781,053

		284,770,825

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(a)	13,554	14,274,209
5.63%, 10/15/23 (Call 10/15/20)(a)	7,626	7,858,951

		22,133,160

Household Products & Wares — 0.2%
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(b)	2,154	2,205,157
5.38%, 12/15/21 (Call 12/15/19)(b)	6,435	6,433,391
6.38%, 03/01/24 (Call 03/01/20)(a)(b)	11,500	11,960,000
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)(a)	25,207	26,393,829

		46,992,377

Insurance — 0.5%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)(b)	19,520	17,508,538
8.13%, 02/15/24 (Call 02/15/21)(a)(b)	20,200	21,513,000
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	8,819	9,053,255
Genworth Holdings Inc., 7.63%, 09/24/21	15,737	16,248,452
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	29,851	30,664,440

		94,987,685

Internet — 2.6%
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	11,037	11,306,027
6.38%, 06/01/24 (Call 06/01/20)(a)	6,825	7,175,445
Netflix Inc.
4.38%, 11/15/26(a)	23,255	23,563,129
4.88%, 04/15/28	35,362	36,235,558
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	23,446	23,642,313
5.38%, 02/01/21(a)	8,507	8,792,782
5.38%, 11/15/29(a)(b)	18,770	19,713,795
5.50%, 02/15/22(a)	12,388	13,112,698
5.75%, 03/01/24(a)	8,213	9,072,050
5.88%, 02/15/25	16,882	18,513,223
5.88%, 11/15/28(a)	41,654	45,631,790
6.38%, 05/15/29	17,441	19,582,610
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(a)	8,691	8,810,501

Security	Par (000)	Value

Internet (continued)
4.20%, 09/15/20(a)	$821	$827,979
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	24,966	25,262,471
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	17,786	14,881,881
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)(b)	11,421	11,768,389
7.50%, 09/15/27 (Call 09/15/22)(a)(b)	25,044	24,950,085
8.00%, 11/01/26 (Call 11/01/21)(a)(b)	34,513	35,203,260
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/20)	13,661	13,876,571
4.75%, 07/15/27 (Call 07/15/22)(a)	11,935	12,609,924
5.25%, 04/01/25 (Call 01/01/25)(a)	9,683	10,659,369
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)(b)	37,405	38,267,653
6.00%, 04/01/23 (Call 04/01/20)(a)	29,583	30,374,961
6.38%, 05/15/25 (Call 05/15/20)(a)	20,268	20,929,243

		484,763,707

Iron & Steel — 0.6%
AK Steel Corp., 7.63%, 10/01/21 (Call 12/30/19)	10,430	10,403,925
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)(a)	8,208	8,530,538
7.88%, 08/15/23 (Call 05/15/23)	11,814	13,108,617
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)(b)	7,230	7,452,172
5.75%, 03/01/25 (Call 03/01/20)	10,629	10,634,315
5.88%, 06/01/27 (Call 06/01/22)(a)(b)	18,011	17,336,883
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)(a)	2,393	2,540,887
5.25%, 04/15/23 (Call 04/15/20)	2,805	2,862,979
5.50%, 10/01/24 (Call 10/01/20)	1,908	1,966,614
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(a)	14,483	12,491,588
6.88%, 08/15/25 (Call 08/15/20)(a)	17,323	16,241,665

		103,570,183

Leisure Time — 0.3%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(b)	11,491	11,785,457
5.38%, 04/15/23 (Call 04/15/20)(a)(b)	8,927	9,163,193
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)(b)	19,749	21,192,340
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	13,154	13,778,815

		55,919,805

Lodging — 2.3%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	4,907	4,956,708
6.00%, 08/15/26 (Call 08/15/21)(a)	13,260	14,134,497
6.38%, 04/01/26 (Call 04/01/21)(a)	14,551	15,515,004
6.88%, 05/15/23 (Call 05/15/20)	13,603	14,084,206
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(a)(b)	12,005	12,390,961
10.75%, 09/01/24 (Call 09/01/20)(b)	13,755	14,081,681
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/20)(a)	20,188	20,579,143
4.88%, 01/15/30 (Call 01/15/25)	22,216	23,579,618
5.13%, 05/01/26 (Call 05/01/21)(a)	32,121	33,771,965
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(a)	18,508	19,061,587
4.88%, 04/01/27 (Call 04/01/22)(a)	10,350	10,999,980

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 11/15/20)(a)(b)	$14,754	$15,063,834
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(a)	1,272	1,385,089
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(a)	9,651	10,188,368
5.50%, 04/15/27 (Call 01/15/27)(a)	23,429	25,808,508
5.75%, 06/15/25 (Call 03/15/25)(a)	21,662	24,234,362
6.00%, 03/15/23(a)	25,206	27,710,216
6.63%, 12/15/21	22,789	24,790,973
7.75%, 03/15/22	17,701	19,851,771
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)(a)	6,901	7,017,454
4.25%, 03/01/22 (Call 12/01/21)	13,548	13,912,215
5.75%, 04/01/27 (Call 01/01/27)(a)	9,962	10,749,662
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	8,385	8,751,844
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	19,348	20,195,986
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	40,052	42,804,774

		435,620,406

Machinery — 0.1%
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/20)(a)(b)	17,527	17,260,444

Manufacturing — 0.1%
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (Call 11/15/22)(b)	8,984	9,051,380
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(b)	11,730	10,669,412

		19,720,792

Media — 12.1%
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/20)(a)(b)	45,443	46,504,144
7.50%, 05/15/26 (Call 05/15/21)(a)(b)	60,478	64,254,851
Altice Finco SA, 8.13%, 01/15/24 (Call 12/15/19)(b)	8,730	8,978,805
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(a)(b)	31,843	33,030,425
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	34,914	39,725,149
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/19)(a)	12,635	12,753,390
4.75%, 08/01/25 (Call 08/01/21)(a)	18,323	18,185,577
5.00%, 04/01/24 (Call 04/01/20)(a)	22,341	22,411,262
Cablevision Systems Corp., 5.88%, 09/15/22(a)	11,555	12,465,241
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/20)(a)(b)	11,011	11,210,574
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	40,797	41,753,180
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	56,473	59,449,127
5.13%, 02/15/23 (Call 02/15/20)(a)	18,715	19,043,682
5.13%, 05/01/23 (Call 05/01/20)(a)(b)	22,565	23,106,208
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	68,298	72,456,372
5.25%, 09/30/22 (Call 09/30/20)	22,725	23,037,469
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	16,633	17,261,935
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	33,077	35,392,390
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	29,906	31,580,736
5.75%, 09/01/23 (Call 03/01/20)(a)	9,203	9,395,895
5.75%, 01/15/24 (Call 07/15/20)	736	751,640
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	53,735	56,956,413
5.88%, 04/01/24 (Call 04/01/20)(b)	35,811	37,330,507
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	15,586	16,599,090

Security	Par (000)	Value

Media (continued)
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	$18,598	$19,370,979
9.25%, 02/15/24 (Call 02/15/21)(a)(b)	42,898	47,273,596
CSC Holdings LLC
5.25%, 06/01/24(a)	16,983	18,259,379
5.38%, 07/15/23 (Call 07/15/20)(a)(b)	23,597	24,242,033
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	21,026	22,218,267
5.50%, 05/15/26 (Call 05/15/21)(a)(b)	31,019	32,782,740
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	27,956	29,910,124
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	48,696	51,374,280
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	37,885	42,304,664
6.63%, 10/15/25 (Call 10/15/20)(b)	21,467	22,858,062
6.75%, 11/15/21(a)	19,612	21,113,789
7.50%, 04/01/28 (Call 04/01/23)(b)	21,492	24,264,253
7.75%, 07/15/25 (Call 07/15/20)(b)	12,019	12,890,498
10.88%, 10/15/25 (Call 10/15/20)(a)(b)	34,079	38,352,166
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	68,429	69,567,700
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	41,218	40,152,857
DISH DBS Corp.
5.00%, 03/15/23(a)	32,473	32,757,139
5.88%, 07/15/22(a)	41,885	43,886,755
5.88%, 11/15/24(a)	43,851	43,831,925
6.75%, 06/01/21	44,906	47,268,693
7.75%, 07/01/26(a)	45,407	47,108,060
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/20)(a)(b)	10,089	10,471,121
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	15,018	15,975,398
7.00%, 05/15/27 (Call 05/15/22)(b)	17,921	19,845,954
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	4,194	4,220,422
5.25%, 08/15/27 (Call 08/15/22)(b)	16,100	16,542,750
6.38%, 05/01/26 (Call 05/01/22)	18,781	20,339,823
8.38%, 05/01/27 (Call 05/01/22)(a)	32,632	35,518,382
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)(b)	25,525	26,360,466
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)	31,326	32,228,677
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	18,989	19,816,803
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	39,254	41,349,379
Quebecor Media Inc., 5.75%, 01/15/23(a)	16,574	17,962,072
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	8,857	8,968,635
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	9,066	9,088,665
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	11,012	11,327,219
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	19,720	20,139,050
4.63%, 05/15/23 (Call 05/15/20)(a)(b)	12,490	12,708,575
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	32,347	33,866,662
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	33,966	35,740,723
5.38%, 04/15/25 (Call 04/15/20)(b)	20,289	21,038,551
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	20,531	21,736,313
5.50%, 07/01/29 (Call 07/01/24)(b)	28,377	30,453,788
TEGNA Inc.
5.00%, 09/15/29 (Call 09/15/24)(b)	25,143	25,260,669
6.38%, 10/15/23 (Call 10/15/20)(a)	10,873	11,199,190
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(b)	21,800	23,108,000

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(a)(b)	$27,187	$26,813,179
5.13%, 02/15/25 (Call 02/15/20)(b)	33,939	32,708,647
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	11,617	11,779,457
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	24,129	24,818,940
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(a)(c)	16,562	17,286,588
6.25%, 02/28/57 (Call 02/28/27)(a)(c)	14,575	15,918,633
Videotron Ltd.
5.00%, 07/15/22(a)	15,252	16,078,945
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	14,909	15,825,904
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	11,991	13,078,517
Virgin Media Finance PLC, 6.00%, 10/15/24 (Call 10/15/20)(a)(b)	10,050	10,359,687
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	15,164	15,896,432
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	30,636	32,126,058
Ziggo Bond Co. BV
5.88%, 01/15/25 (Call 01/15/20)(b)	7,775	8,015,588
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	13,555	14,228,345
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	10,818	11,044,319
5.50%, 01/15/27 (Call 01/15/22)(a)(b)	42,220	44,702,536

		2,281,371,083

Mining — 1.7%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	10,211	11,010,019
6.75%, 09/30/24 (Call 09/30/20)(a)(b)	13,646	14,294,463
7.00%, 09/30/26 (Call 09/30/21)(b)	9,937	10,803,288
Constellium SE
5.75%, 05/15/24 (Call 05/15/20)(a)(b)	9,902	10,190,674
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	10,193	10,628,592
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	15,020	15,677,125
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	14,399	14,388,715
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	14,890	15,334,136
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	9,529	9,962,272
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	14,406	15,142,057
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(a)	40,002	40,377,019
3.88%, 03/15/23 (Call 12/15/22)(a)	39,976	40,791,510
4.55%, 11/14/24 (Call 08/14/24)	17,558	18,452,756
5.00%, 09/01/27 (Call 09/01/22)	14,886	15,262,802
5.25%, 09/01/29 (Call 09/01/24)(a)	14,884	15,330,520
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	34,563	36,291,150
6.25%, 08/15/24 (Call 08/15/20)(a)(b)	23,372	24,566,029

		318,503,127

Office & Business Equipment — 0.7%
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (Call 10/01/22)	12,643	13,203,717
5.00%, 09/01/25 (Call 03/01/20)	11,385	11,891,633
5.50%, 12/01/24 (Call 06/01/24)(a)	11,190	12,389,300
Pitney Bowes Inc.
4.13%, 10/01/21 (Call 09/01/21)	10,979	11,098,180
4.38%, 05/15/22 (Call 04/15/22)	8,781	8,893,608
4.63%, 03/15/24 (Call 12/15/23)(a)	11,002	10,667,065
5.20%, 04/01/23 (Call 03/01/23)	9,791	9,824,991

Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)(a)	$21,842	$22,551,865
4.50%, 05/15/21	21,509	22,055,598

		122,575,957

Oil & Gas — 6.9%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(a)(b)	18,394	19,189,713
5.88%, 03/31/25 (Call 03/31/21)(a)(b)	5,889	6,208,295
6.00%, 07/01/22 (Call 07/01/20)(a)(b)	3,154	3,245,998
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(b)	3,665	2,565,500
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(a)	11,529	7,465,028
5.13%, 12/01/22 (Call 06/01/20)	24,719	20,084,187
5.38%, 11/01/21 (Call 11/01/20)(a)	22,152	20,379,840
5.63%, 06/01/23 (Call 06/01/20)(a)	18,770	13,279,775
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)(b)	13,941	10,595,160
10.00%, 04/01/22 (Call 04/01/20)(a)(b)	22,091	21,133,576
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/19)(a)(b)	37,569	9,580,095
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/20)(a)	13,809	13,159,164
6.38%, 07/01/26 (Call 07/01/21)(a)	9,000	8,401,875
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	12,332	12,393,243
Chesapeake Energy Corp.
7.00%, 10/01/24 (Call 04/01/21)(a)	19,853	10,422,825
7.50%, 10/01/26 (Call 10/01/21)	5,959	2,800,730
8.00%, 01/15/25 (Call 01/15/20)	3,561	1,829,464
8.00%, 03/15/26 (Call 03/15/22)(b)	16,497	7,588,620
8.00%, 06/15/27 (Call 06/15/22)(a)	1,264	603,560
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	29,130	30,586,500
CNX Resources Corp.
5.88%, 04/15/22 (Call 04/15/20)	20,330	19,739,159
7.25%, 03/14/27 (Call 03/14/22)(a)(b)	11,777	9,852,197
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(b)	27,497	27,247,808
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(b)	9,423	7,008,356
9.00%, 05/15/21 (Call 12/15/19)(a)(b)	14,748	12,941,370
9.25%, 03/31/22 (Call 03/31/20)(b)	9,943	8,178,118
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)(a)	11,252	8,991,051
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/20)(a)	26,692	27,660,920
5.38%, 05/31/25 (Call 05/31/20)(a)	15,443	16,239,550
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	10,680	10,971,030
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	19,932	20,862,027
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)(b)	14,697	6,668,764
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	8,443	3,820,458
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/20)	13,726	9,451,724
6.38%, 05/15/25 (Call 05/15/20)(a)	12,593	8,091,003
6.38%, 01/15/26 (Call 01/15/21)	6,824	4,338,572

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/20)(a)(b)	$12,342	$10,947,280
5.75%, 10/01/25 (Call 04/01/20)(b)	11,438	9,931,387
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	12,665	10,638,432
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(a)	23,007	22,532,481
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/20)(b)	17,410	17,069,962
6.50%, 01/15/25 (Call 01/15/20)(b)	15,517	16,106,646
7.00%, 03/31/24 (Call 09/30/20)(a)(b)	22,718	22,277,839
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	13,975	9,345,781
10.50%, 05/15/27 (Call 05/15/22)(b)	11,608	8,602,012
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)(a)	11,442	11,856,772
5.75%, 08/15/25 (Call 08/18/20)(a)	12,546	12,828,034
5.88%, 12/01/27 (Call 12/01/22)	10,770	10,828,589
6.88%, 08/15/24 (Call 08/15/20)(a)	11,130	11,651,719
Nabors Industries Inc.
4.63%, 09/15/21(a)	13,166	12,485,756
5.00%, 09/15/20(a)	1,494	1,485,372
5.50%, 01/15/23 (Call 11/15/22)(a)	14,707	12,850,241
5.75%, 02/01/25 (Call 11/01/24)(a)	16,369	12,767,820
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	17,998	11,327,491
7.95%, 04/01/25 (Call 01/01/25)(a)	8,804	4,217,116
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(b)	9,090	6,581,728
6.88%, 03/15/22 (Call 12/30/19)	20,421	19,093,635
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(a)(b)	17,242	13,879,810
Parkland Fuel Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	11,478	12,320,916
6.00%, 04/01/26 (Call 04/01/21)(b)	11,684	12,501,646
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	8,312	8,438,434
5.38%, 01/15/25 (Call 01/15/20)(b)	14,815	15,125,115
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	15,220	15,741,999
6.25%, 06/01/24 (Call 06/01/20)(b)	7,014	7,320,863
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/20)	11,442	11,860,205
7.25%, 06/15/25 (Call 06/15/20)(a)	15,872	16,824,320
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	13,683	12,914,107
6.13%, 09/15/24 (Call 09/15/20)	6,970	6,959,109
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	10,170	9,723,240
5.13%, 10/06/24 (Call 10/06/20)(b)	9,356	9,269,223
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(a)	16,427	15,564,582
5.38%, 10/01/22 (Call 07/01/22)	12,103	11,715,704
5.63%, 03/01/26 (Call 12/01/25)(a)	10,568	9,616,880
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(a)	17,284	14,086,460
5.00%, 08/15/22 (Call 05/15/22)(a)	11,952	11,354,400
5.00%, 03/15/23 (Call 12/15/22)(a)	17,679	15,303,384
5.75%, 06/01/21 (Call 03/01/21)(a)	8,422	8,379,890
Rowan Companies Inc., 4.88%, 06/01/22 (Call 03/01/22)(a)	13,799	8,486,385
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)(b)	14,533	14,228,715

Security	Par (000)	Value

Oil & Gas (continued)
6.75%, 05/01/23 (Call 05/01/20)(b)	$12,654	$12,960,465
6.88%, 06/30/23 (Call 06/30/20)(a)(b)	8,001	8,216,027
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/20)(a)	9,182	8,451,016
5.63%, 06/01/25 (Call 06/01/20)	10,294	9,316,070
6.13%, 11/15/22 (Call 11/15/20)(a)	12,496	12,152,360
6.63%, 01/15/27 (Call 01/15/22)(a)	12,486	11,362,260
6.75%, 09/15/26 (Call 09/15/21)(a)	9,928	9,059,300
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)(a)	20,504	17,950,612
7.50%, 04/01/26 (Call 04/01/21)	16,389	14,360,861
7.75%, 10/01/27 (Call 10/01/22)(a)	11,033	9,584,919
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)	22,795	23,369,947
5.50%, 02/15/26 (Call 02/15/21)(a)	18,679	19,348,330
5.88%, 03/15/28 (Call 03/15/23)(a)	7,824	8,251,060
6.00%, 04/15/27 (Call 04/15/22)	13,803	14,599,441
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)(b)	11,413	11,527,494
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(b)	16,743	15,026,842
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	15,902	14,185,909
9.00%, 07/15/23 (Call 07/15/20)(a)(b)	22,265	22,734,513
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	8,966	9,033,104
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	11,621	11,863,104
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)(b)	9,639	9,635,385
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)(a)	21,042	9,574,110
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(a)	16,110	14,700,375
6.25%, 04/01/23 (Call 01/01/23)(a)	10,387	7,151,883
6.63%, 01/15/26 (Call 10/15/25)(a)	22,601	12,995,575
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	12,270	12,546,075
5.25%, 10/15/27 (Call 09/30/22)(a)	14,422	14,476,082
5.75%, 06/01/26 (Call 06/01/21)(a)	11,602	11,906,320
8.25%, 08/01/23 (Call 06/01/23)	6,509	7,304,997

		1,304,261,171

Oil & Gas Services — 0.4%
KCA Deutag UK Finance PLC
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	7,383	4,948,148
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	10,097	6,767,093
SESI LLC
7.13%, 12/15/21 (Call 12/15/19)(a)	13,021	9,725,059
7.75%, 09/15/24 (Call 09/15/20)	9,876	5,629,320
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(b)	5,207	5,418,847
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(b)	6,471	6,519,684
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)(a)	16,738	17,219,217
6.88%, 09/01/27 (Call 09/01/22)(a)(b)	17,853	18,167,213

		74,394,581

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 3.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	$10,321	$10,495,167
4.25%, 09/15/22 (Call 03/15/20)(b)	15,416	15,624,566
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	16,818	17,406,630
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	36,487	38,398,007
Ball Corp.
4.00%, 11/15/23(a)	19,772	20,742,064
4.38%, 12/15/20(a)	17,487	17,852,223
4.88%, 03/15/26 (Call 12/15/25)(a)	17,520	19,170,734
5.00%, 03/15/22(a)	14,868	15,685,636
5.25%, 07/01/25	20,728	23,202,923
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	12,780	12,986,269
4.88%, 07/15/26 (Call 07/15/22)(b)	26,755	28,025,862
5.13%, 07/15/23 (Call 07/15/20)(a)	17,435	17,899,207
5.50%, 05/15/22 (Call 05/15/20)(a)	10,077	10,226,895
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	12,608	13,381,028
6.00%, 10/15/22 (Call 10/15/20)	6,676	6,800,341
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	19,893	20,817,195
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	7,715	8,003,348
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(a)	18,422	19,346,937
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(a)(b)	13,359	12,713,315
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	11,350	10,837,949
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)(a)	227	232,647
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(b)	16,405	16,892,023
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	15,759	15,759,000
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(b)	33,859	34,755,840
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	29,910	28,134,094
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(b)	11,282	11,687,926
5.88%, 08/15/23(a)(b)	16,514	17,494,932
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(a)(b)	36,312	37,224,339
5.75%, 10/15/20 (Call 12/16/19)	15,895	15,895,305
7.00%, 07/15/24 (Call 07/15/20)(a)(b)	18,440	19,103,840
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	8,827	8,875,549
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	8,658	9,126,975
5.13%, 12/01/24 (Call 09/01/24)(b)	8,743	9,438,069
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	7,935	8,460,694
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	8,248	9,036,715
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	22,233	23,332,322
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	14,811	16,106,963

		621,173,529

Pharmaceuticals — 4.1%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)(b)	36,132	40,956,605
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	34,128	39,066,663
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/01/20)(a)(b)	7,820	7,885,981

Security	Par (000)	Value

Pharmaceuticals (continued)
5.50%, 11/01/25 (Call 11/01/20)(b)	$38,430	$40,213,394
5.75%, 08/15/27 (Call 08/15/22)(b)	9,424	10,210,904
5.88%, 05/15/23 (Call 05/15/20)(a)(b)	30,683	31,124,068
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	72,022	74,857,557
6.50%, 03/15/22 (Call 03/15/20)(a)(b)	27,002	27,761,431
7.00%, 03/15/24 (Call 03/15/20)(b)	40,200	42,159,750
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	17,393	19,115,777
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	16,471	18,509,286
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	32,787	37,049,310
Elanco Animal Health Inc.
3.91%, 08/27/21(a)	7,275	7,460,419
4.27%, 08/28/23 (Call 07/28/23)(a)	17,251	18,083,035
4.90%, 08/28/28 (Call 05/28/28)(a)	16,755	18,102,417
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/20)(a)(b)	30,372	19,575,176
6.00%, 02/01/25 (Call 02/01/20)(a)(b)	26,292	16,202,445
Mallinckrodt International Finance SA, 4.75%, 04/15/23(a)	6,481	2,478,982
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	11,687	3,389,230
5.63%, 10/15/23 (Call 10/15/20)(a)(b)	13,307	3,912,258
5.75%, 08/01/22 (Call 08/01/20)(b)	13,446	4,101,030
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	34,075	32,225,559
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21(a)	64,233	62,225,719
2.80%, 07/21/23(a)	67,702	61,087,515
3.15%, 10/01/26(a)	78,843	64,059,937
6.00%, 04/15/24 (Call 01/15/24)(a)	27,505	27,054,262
6.75%, 03/01/28 (Call 12/01/27)(a)	26,754	26,228,032
7.13%, 01/31/25 (Call 10/31/24)(b)	12,787	13,010,772

		768,107,514

Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/20)(a)	15,565	13,288,619
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	14,880	11,683,126
5.75%, 01/15/28 (Call 01/15/23)(b)	14,816	11,460,262
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(b)	19,490	17,687,175
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	544	543,272
6.38%, 01/22/78 (Call 01/22/23)(c)	9,060	6,727,050
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	3,599	4,022,602
7.00%, 06/30/24 (Call 01/01/24)	3,984	4,571,003
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(b)	33,600	33,652,500
5.25%, 10/01/25 (Call 10/01/20)(a)	31,036	31,999,978
5.63%, 10/01/26 (Call 10/01/21)	23,924	25,179,532
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	13,770	13,356,900
5.75%, 04/01/25 (Call 04/01/20)(a)	9,763	9,802,540
6.25%, 04/01/23 (Call 04/01/20)	17,724	17,768,310
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(a)	10,437	10,560,939
4.75%, 09/30/21 (Call 06/30/21)(a)(b)	11,119	11,365,703
5.13%, 05/15/29 (Call 02/15/29)(a)	14,070	14,281,050

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.38%, 07/15/25 (Call 04/15/25)(a)	$18,875	$20,058,495
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(c)	9,596	8,852,310
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(a)	17,229	15,247,665
4.40%, 04/01/24 (Call 01/01/24)(a)	12,278	11,318,781
4.85%, 07/15/26 (Call 04/15/26)	11,317	9,994,278
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/20)	11,333	10,642,254
6.25%, 05/15/26 (Call 02/15/21)	10,001	8,750,875
6.50%, 10/01/25 (Call 10/01/20)	11,868	10,651,530
6.75%, 08/01/22 (Call 08/01/20)(a)	17,386	17,038,280
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/22)(a)(b)	9,422	9,867,582
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/20)	14,416	13,785,300
7.50%, 04/15/26 (Call 04/15/22)(b)	10,461	9,284,138
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	13,352	13,710,835
6.00%, 06/01/26 (Call 03/01/26)	10,849	11,642,333
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 07/15/20)(a)	9,318	9,434,475
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(b)	9,840	9,495,600
5.50%, 09/15/24 (Call 09/15/20)(a)(b)	16,977	16,526,048
5.50%, 01/15/28 (Call 01/15/23)(b)	17,936	16,595,194
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/20)(a)	14,601	14,710,507
5.00%, 01/15/28 (Call 01/15/23)(a)	17,238	17,109,405
5.13%, 02/01/25 (Call 02/01/20)	12,351	12,690,652
5.25%, 05/01/23 (Call 11/01/20)	12,044	12,171,967
5.38%, 02/01/27 (Call 02/01/22)(a)	11,138	11,364,241
5.50%, 03/01/30 (Call 03/01/25)(b)	19,557	19,605,892
5.88%, 04/15/26 (Call 04/15/21)(a)	20,880	21,969,936
6.50%, 07/15/27 (Call 07/15/22)(b)	15,617	16,617,464
6.75%, 03/15/24 (Call 09/15/20)	10,889	11,310,949
6.88%, 01/15/29 (Call 01/15/24)(a)(b)	18,519	19,992,803

		618,390,350

Real Estate — 0.5%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)(b)	24,069	25,230,842
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/20)(a)	27,289	28,090,614
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	11,117	10,922,453
5.25%, 12/01/21 (Call 12/01/19)(b)	13,015	13,154,911
9.38%, 04/01/27 (Call 04/01/22)(a)(b)	12,555	12,635,431

		90,034,251

Real Estate Investment Trusts — 3.0%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	21,529	22,572,295
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	8,338	6,087,282
5.95%, 12/15/26 (Call 09/15/26)	11,072	7,300,600
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	5,480	5,654,264
5.38%, 03/15/27 (Call 03/15/22)	2,227	2,449,700

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
5.38%, 04/01/23 (Call 04/01/20)	$6,530	$6,652,438
5.38%, 05/15/27 (Call 05/15/22)	7,549	8,181,229
5.75%, 01/01/25 (Call 01/01/20)	4,904	5,057,250
5.88%, 01/15/26 (Call 01/15/21)	9,734	10,318,040
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(b)	18,304	18,424,936
5.25%, 05/01/25 (Call 05/01/20)(a)(b)	30,123	31,158,478
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/20)(a)(b)	9,410	9,494,357
4.88%, 09/15/27 (Call 09/15/22)(b)	22,268	23,006,184
4.88%, 09/15/29 (Call 09/15/24)(b)	22,752	23,043,510
5.25%, 03/15/28 (Call 12/27/22)(b)	17,237	17,962,990
5.75%, 08/15/24 (Call 08/15/20)(a)	19,723	19,943,343
6.00%, 08/15/23 (Call 08/15/20)	11,187	11,481,162
iStar Inc.
4.75%, 10/01/24 (Call 07/01/24)(a)	15,893	16,339,832
5.25%, 09/15/22 (Call 09/15/20)(a)	9,439	9,675,683
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	9,363	9,739,470
5.25%, 10/01/25 (Call 10/01/20)(a)(b)	9,533	9,696,848
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)(a)	9,960	10,506,107
5.63%, 05/01/24 (Call 02/01/24)	22,365	24,433,763
5.75%, 02/01/27 (Call 11/01/26)(b)	17,572	19,686,915
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	19,004	19,929,875
5.00%, 10/15/27 (Call 09/07/22)	31,732	33,416,439
5.25%, 08/01/26 (Call 08/01/21)(a)	10,970	11,607,631
6.38%, 03/01/24 (Call 03/01/20)(a)	8,978	9,370,788
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(b)	16,660	17,201,450
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/20)(a)	13,351	13,618,020
4.88%, 07/15/22 (Call 07/15/20)(a)	14,636	14,850,966
4.88%, 09/01/24 (Call 09/01/20)(a)	23,339	24,276,936
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)(a)	10,102	10,232,376
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(a)	8,329	8,390,167
4.75%, 03/15/25 (Call 09/15/24)(a)	9,860	10,266,725
5.00%, 12/15/21 (Call 09/15/21)(a)	12,701	13,228,092
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)(b)	9,673	7,931,860
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/20)(a)(b)	9,978	9,429,210
8.25%, 10/15/23 (Call 04/15/20)(a)	19,387	16,369,898
VICI Properties LP/VICI Note Co. Inc.
4.25%, 12/01/26 (Call 12/01/22)(b)	5,826	5,949,511
4.63%, 12/01/29 (Call 12/01/24)(b)	3,108	3,209,010
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(a)	9,143	8,741,089

		566,886,719

Retail — 3.6%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(b)	16,725	16,830,577
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	32,889	33,682,960

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.38%, 01/15/28 (Call 11/15/22)(b)	$12,260	$12,305,975
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	64,641	67,115,457
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	29,978	29,212,812
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)(b)	15,263	15,129,449
8.50%, 10/30/25 (Call 10/30/21)(a)(b)	13,663	14,343,304
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 12/30/19)(a)	7,107	6,149,035
6.75%, 01/15/22 (Call 12/30/19)(a)	7,890	6,739,090
6.75%, 06/15/23 (Call 06/15/20)(a)	8,686	7,394,733
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/20)(b)	32,186	33,316,050
8.75%, 10/01/25 (Call 10/01/20)(a)(b)	15,731	16,651,841
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/20)(b)	11,282	9,592,050
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	6,623	4,144,894
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	15,801	16,457,788
5.00%, 06/01/24 (Call 06/01/20)(a)(b)	19,413	20,120,765
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	21,595	22,892,859
L Brands Inc.
5.25%, 02/01/28(a)	11,244	10,449,471
5.63%, 02/15/22(a)	16,836	17,699,446
5.63%, 10/15/23(a)	9,192	9,776,075
6.63%, 04/01/21	7,009	7,377,598
7.50%, 06/15/29 (Call 06/15/24)(a)	12,754	12,829,727
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG
8.00%, 10/25/24 (Call 12/30/19)(b)	9,655	2,679,263
8.75%, 10/25/24 (Call 12/30/19)(b)	5,478	1,540,688
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)(a)	11,124	11,670,930
5.75%, 10/01/22 (Call 10/01/20)(a)	8,981	9,090,035
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(b)	24,271	23,812,128
7.13%, 03/15/23 (Call 03/15/20)(b)	42,382	38,196,777
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	14,486	12,921,965
QVC Inc.
4.38%, 03/15/23	14,323	14,832,273
4.45%, 02/15/25 (Call 11/15/24)	13,588	14,089,960
4.85%, 04/01/24	13,852	14,646,993
5.13%, 07/02/22	8,719	9,163,544
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/20)(a)(b)	32,668	27,030,219
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)(b)	42,731	44,747,369
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	22,923	23,600,751
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/20)(a)	11,267	11,562,759
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)(b)	18,253	18,914,671

		668,712,281

Semiconductors — 0.1%
Qorvo Inc., 5.50%, 07/15/26 (Call 07/15/21)(a)	2,376	2,533,410
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	15,292	16,400,632

		18,934,042

Security	Par (000)	Value

Software — 2.4%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(a)	$13,891	$14,542,752
5.00%, 10/15/24 (Call 07/15/24)(a)	8,157	8,838,237
5.25%, 05/15/29 (Call 05/15/24)(b)	13,068	13,786,740
5.88%, 06/15/26 (Call 06/15/21)(a)	10,985	11,720,995
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	21,994	22,719,061
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)(b)	16,218	17,697,893
10.25%, 02/15/27 (Call 02/15/22)(a)(b)	17,142	19,129,846
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)(a)	36,674	37,363,471
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	22,652	23,821,878
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	23,757	24,964,647
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(b)	13,072	13,113,569
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	10,318	10,833,900
5.25%, 11/15/24 (Call 11/15/20)(a)(b)	15,492	15,929,003
5.38%, 05/15/27 (Call 05/15/22)(b)	11,068	11,898,100
5.75%, 08/15/25 (Call 08/15/20)(a)(b)	15,482	16,256,662
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/20)(b)	13,989	14,253,237
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	19,835	21,065,365
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(a)(b)	28,640	27,566,000
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/20)(a)(b)	44,558	46,152,343
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	44,691	47,757,473
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/20)(a)(b)	8,519	8,337,971
10.50%, 02/01/24 (Call 02/01/20)(a)(b)	17,029	15,716,348

		443,465,491

Telecommunications — 9.6%
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	24,608	24,915,600
7.38%, 05/01/26 (Call 05/01/21)(b)	115,115	123,057,935
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	38,787	42,937,209
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	12,209	12,895,756
Series S, 6.45%, 06/15/21	27,730	29,129,500
Series T, 5.80%, 03/15/22	32,209	33,974,858
Series W, 6.75%, 12/01/23(a)	15,003	16,728,345
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	23,924	26,949,070
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(a)(b)	13,995	13,111,531
CommScope Inc.
5.00%, 06/15/21 (Call 12/10/19)(a)(b)	4,690	4,690,000
5.50%, 03/01/24 (Call 03/01/21)(a)(b)	27,608	28,677,810
5.50%, 06/15/24 (Call 06/15/20)(a)(b)	12,551	12,302,867
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	32,249	33,770,750
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	22,369	22,536,767
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	15,362	13,462,412
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	32,977	31,822,805
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	43,231	44,359,061
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	16,369	7,500,754
7.13%, 01/15/23	14,071	6,507,838

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
7.63%, 04/15/24(a)	$15,924	$7,329,021
8.00%, 04/01/27 (Call 04/01/22)(a)(b)	31,645	32,673,462
8.50%, 04/01/26 (Call 04/01/21)(b)	32,252	31,986,889
8.75%, 04/15/22(a)	9,687	4,485,282
10.50%, 09/15/22 (Call 06/15/22)	44,495	20,857,031
11.00%, 09/15/25 (Call 06/15/25)	70,589	32,685,227
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	4,276	4,495,759
Hughes Satellite Systems Corp.
5.25%, 08/01/26(a)	17,055	18,497,568
6.63%, 08/01/26(a)	16,930	18,600,991
7.63%, 06/15/21	17,859	19,193,246
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/20)(b)	19,101	19,328,779
6.50%, 10/01/24 (Call 10/01/20)(a)(b)	6,711	7,035,645
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(b)	27,370	15,908,813
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/20)(a)	45,296	35,946,906
8.00%, 02/15/24 (Call 02/15/20)(a)(b)	30,143	30,767,337
8.50%, 10/15/24 (Call 10/15/20)(b)	62,452	51,482,025
9.50%, 09/30/22(a)(b)	10,634	11,873,526
9.75%, 07/15/25 (Call 07/15/21)(a)(b)	41,352	34,816,445
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/01/20)(a)	20,486	9,372,345
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(b)(c)	12,274	13,415,482
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	22,773	23,199,994
5.13%, 05/01/23 (Call 05/01/20)	15,852	16,022,550
5.25%, 03/15/26 (Call 03/15/21)	18,053	18,809,970
5.38%, 08/15/22 (Call 12/30/19)(a)	14,625	14,689,898
5.38%, 01/15/24 (Call 01/15/20)(a)	18,628	18,944,676
5.38%, 05/01/25 (Call 05/01/20)(a)	17,910	18,581,625
5.63%, 02/01/23 (Call 02/01/20)	8,937	8,998,911
Nokia OYJ
3.38%, 06/12/22(a)	9,068	9,168,598
4.38%, 06/12/27(a)	10,687	11,009,280
Qwest Corp., 6.75%, 12/01/21	18,596	19,943,327
Sprint Communications Inc.
6.00%, 11/15/22	50,684	53,415,776
11.50%, 11/15/21	21,456	24,781,680
Sprint Corp.
7.13%, 06/15/24	55,449	59,746,297
7.25%, 09/15/21	45,396	48,233,250
7.63%, 02/15/25 (Call 11/15/24)(a)	33,891	37,015,242
7.63%, 03/01/26 (Call 11/01/25)	33,466	36,708,019
7.88%, 09/15/23	94,073	103,656,687
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	32,772	35,188,089
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	19,180	19,932,431
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	9,146	9,422,667
4.50%, 02/01/26 (Call 02/01/21)	21,807	22,431,528
4.75%, 02/01/28 (Call 02/01/23)	36,825	38,651,520
5.13%, 04/15/25 (Call 04/15/20)	9,704	10,050,918
5.38%, 04/15/27 (Call 04/15/22)	10,791	11,543,672
6.00%, 03/01/23 (Call 09/01/20)	18,395	18,735,308
6.00%, 04/15/24 (Call 04/15/20)	18,955	19,702,538
6.38%, 03/01/25 (Call 09/01/20)	34,271	35,599,001
6.50%, 01/15/24 (Call 01/15/20)	12,890	13,355,227

Security	Par/ Shares (000)	Value

Telecommunications (continued)
6.50%, 01/15/26 (Call 01/15/21)(a)	$42,526	$45,562,977
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)(b)	16,224	16,507,920
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	13,574	14,487,836
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(c)	2,229	2,576,658
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	25,420	20,371,748

		1,807,128,465

Toys, Games & Hobbies — 0.2%
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(b)	6,139	6,216,351
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	33,606	35,202,285

		41,418,636

Transportation — 0.3%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/20)(a)(b)	9,008	5,207,750
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/20)(a)(b)	12,476	12,889,268
6.50%, 06/15/22 (Call 06/15/20)(b)	23,666	24,114,667
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	20,712	22,436,895

		64,648,580

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	9,686	10,581,955
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(b)	9,438	9,709,343
6.75%, 03/15/22 (Call 03/15/20)(b)	15,193	15,814,963

		36,106,261

Total Corporate Bonds & Notes — 97.8% (Cost: $18,755,891,751)		18,389,990,176

Preferred Stocks

Internet & Direct Marketing Retail — 0.0%
MYT Holding Co., 10.00%, 06/07/29(b)	1,682	1,362,524

Total Preferred Stocks — 0.0% (Cost $1,572,782)		1,362,524

Short-Term Investments

Money Market Funds — 15.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	2,812,728	2,813,853,364
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(f)(g)	185,772	185,772,000

		2,999,625,364

Total Short-Term Investments — 15.9% (Cost: $2,998,532,133)		2,999,625,364

Total Investments in Securities — 113.7% (Cost: $21,755,996,666)		21,390,978,064

Other Assets, Less Liabilities — (13.7)%		(2,584,235,256)

Net Assets — 100.0%		$18,806,742,808

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,540,731	(728,003)	2,812,728	$2,813,853,364	$12,486,142	(a)	$98,083	$(89,210)
BlackRock Cash Funds: Treasury, SL Agency Shares	195,221	(9,449)	185,772	185,772,000	2,900,262		—	—

				$2,999,625,364	$15,386,404		$98,083	$(89,210)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$18,389,990,176	$—	$18,389,990,176
Preferred Stocks	1,362,524	—	—	1,362,524
Money Market Funds	2,999,625,364	—	—	2,999,625,364

	$3,000,987,888	$18,389,990,176	$—	$21,390,978,064